Retirement Benefits Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Retirement Benefits [Abstract]
Defined contribution plan, expense	$ 96.7	$ 78.4	$ 77.0
Accrued defined contribution plan	$ 11.8	$ 9.6